Non-Current Liabilities - Employee Benefits	12 Months Ended
Dec. 31, 2024
Non-Current Liabilities - Employee Benefits [Abstract]
Non-current liabilities - employee benefits

Note 19. Non-current liabilities - employee benefits

	Consolidated
	As of	As of
	December 31,	December 31,
	2024	2023
	$	$
Employee benefits	200,604	202,151

The Company’s liabilities for severance pay retirement and pension pursuant to Israeli law and employment agreements are recognized by full - in part by managers’ insurance policies, for which the Company makes monthly payments and accrued amounts in severance pay funds and the rest by the liabilities which are included in the financial statements.

The amounts funded displayed above include amounts deposited in severance pay funds with the addition of accrued income. According to the Severance Pay Law, the aforementioned amounts may not be withdrawn or mortgaged as long as the employer’s obligations have not been fulfilled in compliance with Israeli law.

Statement of financial position amounts

The amounts recognized in the statement of financial position determined as follows:

	Consolidated
	2024	2023
	$	$
Present value of the defined benefit obligation	233,954	228,625
Fair value of defined benefit plan assets	(91,868)	(82,176)
	142,086	146,449

Other long-term obligations	58,518	55,702
Net liability in the statement of financial position	200,604	202,151

Movement in plan assets:

	Consolidated
	2024	2023
	$	$
Balance at the beginning of the year	82,176	74,472
Interest income	1,892	2,168
Contributions	6,756	6,773
Return on plan assets (excluding interest)	1,352	813
Foreign exchanges differences	(308)	(2,050)
Balance at the end of the year	91,868	82,176

Reconciliations

	Consolidated
	2024	2023
	$	$
Reconciliation of the present value of the defined benefit obligation
Balance at the beginning of the year	228,625	212,848
Interest cost	11,084	10,841
Current service cost	12,706	13,009
Actuarial loss/(gains) from financial assumptions	(17,032)	(2,439)
Foreign exchanges differences	(1,429)	(5,634)
Balance at the end of the year	233,954	228,625